Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Employee Benefit Plans [Abstract]
2026	¥ 17,386
2027	15,261
2028	15,778
2029	14,226
2030	12,818
2031-2035	¥ 56,877